SUPPLEMENTAL INFORMATION (Details 2) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	CAD 85,531	CAD 80,408
Operating expense [Member]
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	48,823	45,061
General and administration expense [Member]
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	CAD 36,708	CAD 35,347